Long Lived Assets Held For Sale (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost:
Beginning balance	$ 55,647	$ 0
Transfers from vessels	101,222	55,361
Transfers from deferred charges	956	286
Remeasurement	8,000	0
Disposals	(56,647)	0
Ending balance	109,178	55,647
Accumulated depreciation:
Ending balance	(49,037)	(15,897)
Additions	(49,037)	(15,897)
Disposals	15,897	0
Beginning balance	(15,897)	0
Net book value	$ 60,141	$ 39,750